OPERATIONS IN UZBEKISTAN - Carrying amounts of UMS net assets and reconciliation of the loss on disposal (Details) - RUB (₽) ₽ in Millions	Aug. 05, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Carrying amounts of UMS's net assets and reconciliation of the loss on disposal
Property, plant and equipment		₽ (276,443)	₽ (263,063)	₽ (272,841)	₽ (302,662)
Cash and cash equivalents		(84,075)	(30,586)	₽ (18,470)	₽ (33,464)
Non-current liabilities		542,957	270,194
Current liabilities		295,471	156,671
Non-controlling interest		12,291	4,079
Accumulated other comprehensive loss		₽ (1,064)	₽ (8,854)
UMS
Carrying amounts of UMS's net assets and reconciliation of the loss on disposal
Property, plant and equipment	₽ (6,960)
Other intangible assets	(2,922)
Other non-current assets	(2,577)
Cash and cash equivalents	(378)
Other current assets	(1,359)
Non-current liabilities	5,113
Current liabilities	2,484
Non-controlling interest	1,787
Accumulated other comprehensive loss	2,086
Loss on disposal of UMS	₽ (2,726)